Other Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Expenses
Compensation	$ 5,287	$ 3,575	$ 3,394
Pension, postretirement & postemployment benefit costs	463	380	452
Commissions	6,378	3,607	3,393
Volume-related costs	335	379	407
Interest credited to bank deposits	95	137	163
Capitalization of DAC	(5,558)	(2,770)	(2,502)
Amortization of DAC and VOBA	4,898	2,477	1,055
Amortization of negative VOBA	(697)	(64)	0
Interest expense on debt and debt issuance costs	1,629	1,550	1,044
Premium taxes, licenses & fees	633	513	526
Professional services	1,597	1,103	901
Rent, net of sublease income	426	305	383
Other	3,051	1,735	1,545
Total other expenses	$ 18,537	$ 12,927	$ 10,761